Leasehold Improvements, Equipment and Other Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leasehold Improvements, Equipment and Other Fixed Assets [Abstract]
Schedule of leasehold improvements, equipment and other fixed assets

	Leasehold improvements	Machinery and equipment	Office decoration and equipment	Vehicles	Assets under construction	Total

Cost
At 1 January 1 2019	$2,888,288	$6,467,812	$6,081,943	$17,614,629	$950,095	$34,002,767
Additions	151,023	7,421	38,885	-	593,829	791,158
Disposals	(1,579)	(165,255)	(36,278)	(1,052,498)	-	(1,255,610)
Transfers in(out)	268,170	15,978	186,446	58,542	(529,136)	-
Exchange differences	178,450	375,157	360,096	1,007,917	57,051	1,978,671
At 30 June 2019 (Unaudited)	3,484,352	6,701,113	6,631,092	17,628,590	1,071,839	35,516,986

Depreciation
At 1 January 2019	2,353,333	5,503,362	4,527,915	11,442,195	-	23,826,805
Depreciation charged for the period	77,126	310,990	195,032	717,966	-	1,301,114
Disposal	(841)	(164,978)	(36,183)	(1,051,697)	-	(1,253,699)
Exchange differences	139,405	325,271	268,497	661,809	-	1,394,982
As 30 June 2019	2,569,023	5,974,645	4,955,261	11,770,273	-	25,269,202

Net book value
At 30 June 2019 (Unaudited)	$915,329	$726,468	$1,675,831	$5,858,317	$1,071,839	$10,247,784

	Leasehold improvements	Machinery and equipment	Office decoration and equipment	Vehicles	Assets under construction	Total
Cost
At 1 January 1 2017	$2,586,222	$5,138,073	$4,084,144	$15,206,297	$38,371	$27,053,107
Additions	13,031	124,283	338,912	1,314,849	1,114,160	2,905,235
Disposals	(5,586)	(30,609)	(40,224)	(878,198)	-	(954,617)
Transfers in(out)	11,568	528,390	215,392	-	(755,350)
Exchange differences	243,590	502,919	400,395	1,442,791	15,258	2,604,953
At 31 December 2017	2,848,825	6,263,056	4,998,619	17,085,739	412,439	31,608,678
Additions	28,271	259,424	803,285	1,197,559	912,525	3,201,064
Disposals	-	(181,444)	(1,438)	(733,602)	-	(916,484)
Transfers in(out)	-	103,056	269,445	-	(372,501)	-
Exchange differences	11,192	23,720	12,032	64,933	(2,368)	109,509
At 31 December 2018	2,888,288	6,467,812	6,081,943	17,614,629	950,095	34,002,767

Depreciation
At 1 January 2017	1,875,404	3,975,682	3,527,561	9,621,204	-	18,999,851
Depreciation charged for the year	161,320	597,260	333,622	1,156,790	-	2,248,992
Disposal	(5,585)	(29,597)	(31,502)	(868,635)	-	(935,319)
Exchange differences	181,249	391,945	341,221	913,258	-	1,827,673
As 31 December 2017	2,212,388	4,935,290	4,170,902	10,822,617	-	22,141,197
Depreciation charged for the year	133,080	656,952	344,308	1,312,393	-	2,446,733
Disposal	-	(104,522)	(1,437)	(731,812)	-	(837,771)
Exchange differences	7,865	15,642	14,142	38,997	-	76,646
As 31 December 2018	2,353,333	5,503,362	4,527,915	11,442,195	-	23,826,805
Net book value
At 31 December 2018	534,955	964,450	1,554,028	6,172,434	950,095	10,175,962
At 31 December 2017	$636,437	$1,327,766	$827,717	$6,263,122	$412,439	$9,467,481